PUT RIGHT LIABILITY AND TON PAYABLE (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Put Right Liability And Ton Payable
Balance as of April 1
Exercise of side letter put right	2,920
Change in fair value of TON payable to settle put rights exercised	(51)
Gain on settlement of TON payable	(336)
Settlement of put right liability using digital assets	(1,108)
TON payable as of March 31	$ 1,425